Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI	$ 2,412	$ 2,007	$ (3,559)
Income Statement [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI reclassified to earnings	1,436	5,554	(3,040)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	(660)	(791)	(4,875)
Income Statement [Member] | Vessel operating expenses [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI reclassified to earnings		918	(680)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges		(568)	(3,473)
Income Statement [Member] | General and administrative expenses [Member]
Derivatives, Fair Value [Line Items]
Effective Portion of AOCI reclassified to earnings	1,436	4,636	(2,360)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	$ (660)	$ (223)	$ (1,402)